Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Accounts receivable from third-party customers	$ 5,292,486	$ 5,681,513
Less: allowance for doubtful accounts	(128,106)	(40,012)
Total accounts receivable from third-party customers, net	5,164,380	5,641,501
Add: accounts receivable - related parties	244,764
Total accounts receivable, net	$ 5,164,380	$ 5,641,501